Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Salaries	$ 963	$ 1,093	$ 1,274
Directors fees	184	235	235
Key Management Compensation	1,172	2,228	1,642
Management [Member]
Statement [Line Items]
Share-based payments	13	396	72
Directors [Member]
Statement [Line Items]
Share-based payments	$ 12	$ 504	$ 61